Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Asset - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	$ 3,798,437	$ 3,973,937
Debt Financial Instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	3,786,525	3,967,392
Equity Instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income [Line Items]
Total	$ 11,912	$ 6,545